Form N-1A Cover	Feb. 03, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Virtus Managed Account Completion Shares (MACS) Trust
Entity Central Index Key	0002025137
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 03, 2025
Prospectus Date	Feb. 03, 2025